CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at beginning of period at Dec. 31, 2016	$ 323,745	$ (65,605)	$ (8,808)	$ 249,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		20,475		20,475
Cash dividends declared	0	(8,960)	0	(8,960)
Repurchase of common stock	0
Issuance of common stock	72	0	0	72
Share based compensation	1,748	0	0	1,748
Share based compensation withholding obligation	(579)	0	0	(579)
Reclassification of certain deferred tax effects	0	36	(36)	0
Other comprehensive income (loss)	0	0	2,845	2,845
Balances at end of period at Dec. 31, 2017	324,986	(54,054)	(5,999)	264,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		39,839		39,839
Cash dividends declared	0	(14,055)	0	(14,055)
Repurchase of common stock	(12,681)	0	0	(12,681)
Acquisition of TCSB Bancorp, Inc.	64,536	0	0	64,536
Issuance of common stock	267	0	0	267
Share based compensation	1,731	0	0	1,731
Share based compensation withholding obligation	(1,467)	0	0	(1,467)
Other comprehensive income (loss)	0	0	(4,109)	(4,109)
Balances at end of period at Dec. 31, 2018	377,372	(28,270)	(10,108)	338,994
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		46,435		46,435
Cash dividends declared	0	(16,554)	0	(16,554)
Repurchase of common stock	(26,284)	0	0	(26,284)
Issuance of common stock	284	0	0	284
Share based compensation	1,854	0	0	1,854
Share based compensation withholding obligation	(882)	0	0	(882)
Other comprehensive income (loss)	0	0	6,322	6,322
Balances at end of period at Dec. 31, 2019	$ 352,344	$ 1,611	$ (3,786)	$ 350,169